Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	ELTEK LTD
Entity Central Index Key	0001024672
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	6,610,107

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,935,000	$ 892,000
Trade accounts receivable, net of allowance for doubtful accounts	6,662,000	8,885,000
Inventories	5,244,000	4,434,000
Prepaid expenses and other current assets	417,000	355,000
Total current assets	14,258,000	14,566,000
Assets held for employees' severance benefits	47,000	39,000
Fixed assets, net	9,075,000	7,746,000
Goodwill	69,000	518,000
Total assets	23,449,000	22,869,000
Liabilities and shareholders' equity
Short-term credit and current maturities of long-term debt	5,105,000	4,856,000
Accounts payable:
Trade	6,110,000	6,456,000
Related parties	1,336,000	1,046,000
Other current liabilities	4,419,000	3,995,000
Total current liabilities	16,970,000	16,353,000
Long-term liabilities
Long-term debt, excluding current maturities	728,000	1,604,000
Employee severance benefits	215,000	150,000
Total long-term liabilities	943,000	1,754,000
Commitments and contingent liabilities
Shareholders' equity
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 6,610,107 shares as of December 31, 2012 and 2011	1,384,318	1,384,318
Additional paid-in capital	14,328,000	14,328,000
Cumulative foreign currency translation adjustments	2,713,000	2,622,000
Capital reserves	695,000	695,000
Accumulated deficit	(13,708,000)	(14,398,000)
Total Eltek Ltd. shareholders' equity	5,412,000	4,631,000
Non-controlling interest	124,000	131,000
Total equity	5,536,000	4,762,000
Total liabilities, shareholders' equity and non- controlling interest	$ 23,449,000	$ 22,869,000

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.6	0.6
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	6,610,107	6,610,107
Ordinary shares, shares outstanding	6,610,107	6,610,107

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Revenues	$ 45,646	$ 46,830	$ 37,514
Cost of revenues	(37,836)	(38,101)	(32,690)
Gross profit	7,810	8,729	4,824
Operating expenses
Selling, general and administrative expenses	(6,040)	(6,155)	(6,033)
Impairment on goodwill	(481)
Operating profit (loss)	1,289	2,574	(1,209)
Financial expenses, net	(543)	(740)	(609)
Other income, net	2	12	2
Profit (loss) before income tax expense	748	1,846	(1,816)
Income tax expense	(52)	(31)	(19)
Net profit (loss)	696	1,815	(1,835)
Net (profit) loss attributable to non-controlling Interest	(6)	31	113
Net profit (loss) attributable to Eltek Ltd.	690	1,846	(1,722)
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ 0.1	$ 0.28	$ (0.26)
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	6,610,107	6,610,107	6,610,107
Other comprehensive income (loss): Foreign currency translation adjustments	78	(377)	20
Comprehensive income (loss)	774	1,438	(1,815)
Comprehensive income (loss) attributable to non-controlling interest	(7)	(44)	(135)
Comprehensive income (loss) attributable to Eltek, Ltd.	$ 781	$ 1,482	$ (1,680)

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Equity Attributed To Eltek Ltd. And Subsidiaries [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 4,829	$ 1,384	$ 14,328	$ 2,944	$ 695	$ (14,522)	$ 310	$ 5,139
Balance, shares at Dec. 31, 2009		6,610,107
Changes during the year
Foreign currency translation adjustments	42			42			(22)	20
Net profit (loss)	(1,722)					(1,722)	(113)	(1,835)
Comprehensive income (loss)	(1,680)						(135)	(1,815)
Balance at Dec. 31, 2010	3,149	1,384	14,328	2,986	695	(16,244)	175	3,324
Balance, shares at Dec. 31, 2010		6,610,107
Changes during the year
Foreign currency translation adjustments	(364)			(364)			(13)	(377)
Net profit (loss)	1,846					1,846	(31)	1,815
Comprehensive income (loss)	1,482						(44)	1,438
Balance at Dec. 31, 2011	4,631	1,384	14,328	2,622	695	(14,398)	131	4,762
Balance, shares at Dec. 31, 2011		6,610,107						6,610,107
Changes during the year
Foreign currency translation adjustments	91			91			(13)	78
Net profit (loss)	690					690	6	696
Comprehensive income (loss)	781						(7)	774
Balance at Dec. 31, 2012	$ 5,412	$ 1,384	$ 14,328	$ 2,713	$ 695	$ (13,708)	$ 124	$ 5,536
Balance, shares at Dec. 31, 2012		6,610,107						6,610,107

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit (loss)	$ 696	$ 1,815	$ (1,835)
Adjustments to reconcile net (profit) loss to net cash flows provided by operating activities:
Depreciation and Amortization	2,253	2,091	2,054
Capital gain on disposal of fixed assets, net			(18)
Revaluation of long term loans	25	58	49
Increase in employee severance benefits, net	53	68	45
Decrease (increase) in trade receivables	2,339	(2,016)	(186)
Decrease (increase) in other receivables and prepaid expenses	(58)	(68)	178
Increase in inventories	(670)	(487)	(138)
Increase in income tax payable		8
Increase (decrease) in trade payables	(147)	621	1,152
Increase in other liabilities and accrued expenses	281	324	203
Net cash provided by operating activities	4,772	2,414	1,504
Cash flows from investing activities:
Purchase of fixed assets	(1,234)	(882)	(489)
Proceeds from sale of fixed assets			38
Net cash used in investing activities	(1,234)	(882)	(451)
Cash flows from financing activities:
Increase (decrease) in short- term credit	(192)	(802)	355
Repayment of long-term loans	(1,149)	(1,135)	(1,222)
Proceeds from long-term loans		474	452
Repayment of credit from fixed asset payables	(1,049)	(539)	(400)
Net cash used in financing activities	(2,390)	(2,002)	(815)
Effect of translation adjustments	(105)	(151)	17
Net increase (decrease) in cash	1,043	(621)	255
Cash at beginning of the year	892	1,513	1,258
Cash at end of the year	1,935	892	1,513
Supplemental cash flow information:
Income tax paid	43	55
Interest paid	386	480	421
Non-cash activities:
Purchase of fixed assets not yet paid	$ 1,212	$ 1,377	$ 124

Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies

Note 1 - Organization and Summary of Significant Accounting Policies

A.           General

Eltek Ltd. ("the Parent") was incorporated in Israel in 1970, and the Parent's shares have been publicly traded on the NASDAQ Capital Market since 1997. Eltek Ltd. and its subsidiaries (see below) are collectively referred to as "the Company".

The Company manufactures, markets and sells custom made printed circuit boards("PCBs"), including high density interconnect, flex-rigid and multi-layered boards.  The principal markets of the Company are in Israel, Europe and North America.

The Company markets its product mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment, as well as to contract electronic manufacturers, among other industries, and its business is subject to numerous risks. The major risks include, but are not limited to, (1) the impact of currency exchange rates (mainly NIS/US$), (2) the Company's success in implementing its sales and manufacturing plans, (3) the impact of competition from other companies, (4) the Company's ability to receive regulatory clearance or approval to market its products or changes in regulatory environment, (5) domestic and global economic conditions and industry conditions, and (6) compliance with environmental laws and regulations. Further, the Company's liquidity position, as well as its operating performance, may be negatively affected by other financial business factors, many of which are beyond its control.

Kubatronik Leiterplatten GmbH

In June 2002, the Parent established a wholly-owned subsidiary, EN-Eltek Netherlands 2002 B.V. ("EN-Eltek"), for the purpose of the acquisition of Kubatronik Leiterplatten GmbH ("Kubatronik").

On June 10, 2002, the Parent acquired 76% of the shares of Kubatronik for the consideration of € 2.6 million ($2.4 million as of the date of acquisition).The acquisition resulted in the recognition of goodwill in the amount of €1.1 million ($1 million as of the date of acquisition) - see Note 5. Goodwill has subsequently been impaired by approximately $1 million and its balance as of December 31, 2012 is $69.

Pursuant to the acquisition agreement, the seller has until December 31, 2014, (at which time the period is automatically extended for additional consecutive two-year periods unless otherwise notified in writing by either party upon at least six months prior notice) the right to require the Parent to purchase ("Put Option"), and the Parent has the right to require the seller to sell tothe Parent ("Call Option") the seller's remaining 24% interest in Kubatronik. In May 2012, the seller exercised his option with respect to 3% of his remaining shares of Kubatronik for approximately Euro 69 ($89) for such shares and reduced his share in Kubatronik from 24% to 21%. The exercise price for the seller's 21% interest in Kubatronik under the Put Option is Euro 483 ($628), and the exercise price for the seller's remaining holdings inKubatronik under the Call Option is Euro 513 ($667). The fair value of the above options is calculated based on the Binomial model. Changes in fair value are recorded in the Consolidated Statement of Operations. See Note 15.

Eltek USA Inc.

In 2007, the Parent established a wholly-owned subsidiary, Eltek USA Inc. for the purpose of sales, promotion and marketing in the North American market. Eltek USA Inc. commenced operations in 2008.

Eltek Europe GmbH

In 2008, the Parent established a wholly-owned subsidiary, Eltek Europe GmbH for the purpose of sales, promotion and marketing to certain customers in Europe.  Eltek Europe GmbH commenced operations in 2009.

B.           Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America("U.S. GAAP").

The consolidated financial statements include the accounts of the Parent and its subsidiaries.

The Parent sells goods through its subsidiaries that function as distributors.

All intercompany transactions and balances were eliminated in consolidation.

C.           Functional and reporting currency

The Parent's functional currency is the New Israeli Shekel ("NIS"). Transactions denominated in foreign currencies are translated into NIS using the prevailing exchange rates at the date of the transactions.  Gains and losses from the translation of foreign currency transactions are recorded in financial income or expenses.

The Company's reporting currency is the U.S. dollar. Assets and liabilities are translated to the reporting currency using the exchange rate at the end of the year. Revenues and expenses are translated to the reporting currency using the average exchange rate for each quarter. Translation adjustments are reported separately as a component of accumulated other comprehensive income.

D.          Translation of foreign entity operations

The financial statements of foreign subsidiaries are translated into the Parent's functional currency as follows:

1.	Assets and liabilities are translated according to the exchange rate on the consolidated balance sheet date including goodwill arising from the acquisition of the subsidiary.

2.	Income and expense items are translated according to the weighted average exchange rate on a quarterly basis.

3.	The resulting exchange rate differences are classified as a separate item in shareholders' equity.

E.           Exchange rates and linkage bases

1.	Balances linked to the Israeli Consumer Price Index ("CPI") are recorded pursuant to contractual linkage terms of the specific assets and liabilities.

2.	Details of the CPI and the representative exchange rates are as follows:

	Israeli	Exchange rate	Exchange rate
	CPI	of one US dollar	of one Euro
	Points	NIS	NIS
For the year ended:
December 31, 2012	219.80	3.733	4.9206
December 31, 2011	216.26	3.821	4.938
December 31, 2010	211.67	3.549	4.738

	%	%	%

Changes during the year ended:
December 31, 2012	1.6	(2.30)	(0.35)
December 31, 2011	2.2	7.66	4.22
December 31, 2010	2.7	(5.99)	(12.94)

F.           Use of estimates

The preparation of the consolidated financial statements in accordance with U.S.GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowance for doubtful accounts, valuation of derivatives, deferred tax assets, inventory, goodwill, put/call options, income tax uncertainties and other contingencies.

G.           Cash equivalents

Cash equivalents are highly-liquid investments which include short-term bank deposits with an original maturity of three months or less from deposit date and which are not restricted by a lien.

H.           Trade accounts receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio.

The allowance for doubtful accounts receivable is calculated on the basis of specific identification of customer balances. The allowance is determined based on management's estimate of the aged receivable balance considered uncollectible, based on historical experience, aging of the receivable and information available about specific customers, including their financial condition and volume of their operations.

The activity in the allowance for doubtful accounts for the three years ended December 31, 2012 is as follows:

	Year ended December 31
	2012	2011	2010
	$ thousands
Opening balance	93	340	347
Additions during the year	1	14	10
Write off of allowance	-	(263)	(20)
Foreign currency translation adjustments	1	2	3

Closing balance	95	93	340

I.            Inventories

Inventories are recorded at the lower of cost or market value. Cost is determined on the weighted average basis for raw materials. For work in progress and finished goods, the cost is determined pursuant to calculation of accumulated actual direct and indirect costs.

J.           Assets held for employees' severance payments

Assets held for employees' severance payments represent contributions to insurance policies and deposits to a central severance pay fund, and are recorded at their current redemption value.

K.           Fixed assets

Fixed assets are stated at cost. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Machinery and equipment	5 - 33
Leasehold improvements	6 - 14
Motor vehicles	15
Office furniture and equipment	6 - 33

Machinery and equipment purchased under capital lease arrangements are recorded at the presentvalue of the minimum lease payments at lease inception.  Such assetsand leasehold improvements are depreciated and amortized respectively, using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

Long-lived assets, such as property, plant, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset groupto its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

L.           Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified andseparately recognized. Goodwill is reviewed for impairment at least annually.In September 2011, the FASB issued ASU 2011-08, Testing Goodwill forImpairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2011.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, anindication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its impairment review of goodwill on an annual basis and if a triggering event occurs between annual impairment tests. For 2012, the Company performed a qualitative assessment of goodwill based on avaluation for the Kubatronik, utilizing a forecast of expected cash inflows and cash outflows and determined that the fair value of Kubatronik was lower than  its carrying value. As a result, the Company recorded an impairment loss of $481 in 2012. Based on a similar qualitative assessment of Kubatronik, no impairment loss was recorded for 2011.  See Note 5.

M.           Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general and administrative expense.

N.           Revenue recognition

The Company recognizes revenue upon shipment of the product and after the customer takes ownership and assumes risk of loss, collection of the corresponding receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable. Commission income is accounted for on the accrual basis.

O.           Earnings (loss) per ordinary share

Diluted earnings per ordinary share calculation is similar to basic earnings per share except that the weighted average of ordinary shares outstanding is increased to include the number of additional ordinary shares that would have been outstanding if the outstanding options had been exercised, to the extent that these options had a diluted effect. The Company does not presently have such dilutive instruments.

P.           Derivative financial instruments

The Company utilizes derivative financial instruments principally to manage market risks and reduce its exposure resulting from fluctuations in foreign currency exchange rates. The Company holds put/call options with the minority shareholder of Kubatronik for the purchase/sale of the minority holding in Kubatronik (see Note 15). Derivatives and the put/call options are adjusted to fair value through income.

Changes in fair value are recognized in the consolidated statements of operations as a financing item.

The fair value of derivative financial instruments is determined on the basis of their market values or the quotations of financial institutions. In the absence of a market value or financial institution quotation the fair value is determined on the basis of a valuation model.

Q.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. Cash and cash equivalents are deposited with major financial institutions in Israel, Europe and the United States.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base, and the Company's policy of obtaining credit evaluations of the financial condition of certain customers, requiring collateral or security with respect to certain receivables, or purchase of insurance for certain other receivables.

R.           Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

S.           Fair value measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, thefollowing fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and IFRSs.  The new standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it is already required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The ASU also requires additional disclosures for nonpublic entities to provide quantitative information about significant unobservable inputs used for all Level 3 measurements and a description of the valuation process used. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2011.  The Company adopted the provisions of the ASU in 2012.  The adoption of ASU 2011-04 did not have a material effect on the Company's consolidated financial statements. See Note 15.

T.           Recently issued accounting standards (cont'd)

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financials tatements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company does not expect the new standards to have a significant impact on its consolidated financial statements.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents	Note 2 - Cash

	December 31
	2012	2011
Denominated in U.S. dollars	431	204
Denominated in NIS	872	196
Denominated in Euro	632	492

	1,935	892

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 3 - Inventories

	December 31
	2012	2011
Raw materials	2,078	2,185
Work-in-process	2,270	1,475
Finished products	896	774

	5,244	4,434

Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Fixed Assets, Net
Note 4 - Fixed Assets, Net

	December 31
	2012	2011
Machinery and equipment	36,424	34,678
Leasehold improvements	8,558	8,149
Motor vehicles	102	99
Office furniture and equipment	1,530	1,481

Fixed assets	46,614	44,407

Accumulated depreciation	(37,539)	(36,661)

Fixed assets less accumulated depreciation	9,075	7,746

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 were $1,772, $2,091 and $2,054 respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
Note 5 - Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Balance at the beginning of the year	518	530
Increase due to increase in holding	20	-
Impairment on goodwill	(481)	-
Effect of translation adjustments	12	(12)

	69	518

Short-Term Credit And Current Maturities Of Long-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Credit And Current Maturities Of Long-Term Debt [Abstract]
Short-Term Credit And Current Maturities Of Long-Term Debt
Note 6 - Short-Term Credit and Current Maturities of Long-Term Debt

Banks

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
In NIS (linked to the Prime rate)	5.25- 7.0	3,774	3,795
In U.S. dollars	3.81- 4.41	110	110
Current maturities of long-term
debt from banks (Note 8)		1,221	951

		5,105	4,856

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 7 – Other Current Liabilities

	December 31
	2012	2011
Accrued payroll and related benefits	1,177	1,064
Provision for vacation and other employee benefits	1,642	1,321
Net written put option (Note 1A)	497	366
Accrued expenses	859	1,022
Other liabilities	244	222

	4,419	3,995

Long-Term Debt, Excluding Current Maturities	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Excluding Current Maturities [Abstract]
Long-Term Debt, Excluding Current Maturities

Note 8 - Long-Term Debt, Excluding Current Maturities

Banks and others

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
Linkage terms
U.S. dollar	1.88- 5	1,133	950
NIS - linked to the CPI	4.5- 6.5	-	57
Euro	2.17- 3	95	554
NIS - linked to the Prime rate	P+ 0.9- P+ 3	980	472
NIS - not linked	7.6- 8.4	-	746

		2,208	2,779
Less - current maturities (banks and others)		(1,480)	(1,175)

		728	1,604

Minimum future payments at December 31, 2012 due under the long term debt is as follows:

Long-Term
Loan
First year	1,480
Second year	259
Third year and thereafter	469

2,208

Long-termdebt (excluding current maturities) includes capital leases in the amounts of $650 and $330 for the years ended December 31, 2012 and 2011, respectively.

Forthe year ended December 31, 2012, financial covenants in respect of the Company's credit facilities and long-term debt with one of the Company's banks require the Company to maintain all of the following financial covenants: (i) maintaining the greater of adjusted shareholders' equity of $2.1 million or 9% of its consolidated total assets; (ii) EBITDA of $3.0 million; and (iii) a debt service ratio of 1.5.  For this purpose, shareholders' equity excludes leasehold improvements and certain intangible assets. Debt service ratio is defined as annual EBITDA divided by annual repayments of debt including interest. As of December 31, 2012, the Company was in compliance with such covenants. For the year ending December 31, 2013 the Company must meet the following: (i) maintaining the greater of adjusted shareholders' equity of $2.6 million or 12% of its consolidated total assets; (ii) EBITDA of $3.4 million;and (iii) a debt service ratio of 1.5. These amounts increase every year until December 31, 2016 when the Company must meet the following targets: (i) maintaining the greater of adjusted shareholders' equity of $4.2 million or 20% of its consolidated total assets, (ii) EBITDA of $4.0 million and (iii) debtservice ratio of 1.5.

Financial covenants in respect of the Company's credit facilities and long-term debt with another bank require the Company to maintain the greater of shareholders'equity, excluding certain intangible assets and prepaid expenses (except insurance premiums), of NIS 10 million ($2.6 million), or 11% of the Parent's total assets (on a non-consolidated basis). As of December 31, 2012, the Company was in compliance with such covenants. As part of the Company's discussions with this bank for obtaining new lines of credits, the financial covenants may be amended including a possible requirement of the Parent's subsidiaries, Eltek Europe GmbH and Eltek USA Inc. to pledge all their assets towards, and to sign a letter of guaranty in favor of the bank.

Asto pledges securing the loans, see Note 10A.

Employee Severance Benefits	12 Months Ended
Dec. 31, 2012
Employee Severance Benefits [Abstract]
Employee Severance Benefits

Note 9 - Employee Severance Benefits

Under Israeli law and labor agreements, the Parent is required to make severance and pension payments to their retired or dismissed employees and to employees leaving employment in certain other circumstances.

1.

The Parent has an approval from the Israeli Ministry of Labor and Social Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits in the pension fund and/or with the insurance company exempt it from any additional obligation to the employees for whom such depository payments were made.

2.

The Parent's employees participate in a pension plan or individual insurance policies are purchased. The Parent's liability for severance obligations for the employees employed for one year or more is discharged by making regular deposits with a pension fund or the insurance policies. Under Israeli law, there is no liability for severance pay in respect of employees who have not completed one year of employment. The amount deposited with the pension fund or the insurance policies is based on salary components as prescribed in the existing labor agreement. The custody and management of the amounts so deposited are independent of the Parent and accordingly, such amounts funded and related liabilities are not reflected in the balance sheet.

For the non-management employees, the Parent deposits 72% of its liability for severance obligations with a pension fund for such employees, and upon completion of one year of employment with the Parent, it makes a one-time deposit with the pension fund for the remaining balance.

In 2011, the Parent made a transfer of funds from a central severance fund to individual funds in the name of the employees for the unfunded liability in respect of the employees, which pursuant to Section 14 of the Israeli Severance Pay Law, it discharged its liability in respect of such employees severance pay. As a result, the balance of assets held for employees severance pay wasreduced, and the liability was reduced accordingly.

3.

Kubatronik owns an insurance policy and makes regular deposits with an insurance company for securing pension rights on behalf of one of its key employees.  Such amounts deposited and the related liabilities are reflected in the consolidated balance sheet. In December 2012 the employee resigned from Kubatronik, however his pension entitlement up to the end of his employment with the Company continues.

In respect of its other employees, Kubatronik does not make any deposits forpension or retirement rights, since such deposits are not required under the German law.

4.	Expenses recorded in respect of the unfunded liability for employee severance payments for the years ended December 31, 2012, 2011, and 2010 are $57 $102 and $157, respectively.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

Note 10 - Commitments and Contingent Liabilities

A.	Pledges and guarantees

1.

The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its indebtedness with banks, as well as floating liens on all of its remaining assets in favor of the banks.

2.

The Company has pledged certain items of its equipment as a guarantee for the implementation of its benefited enterprise. The Company has determined that it is in compliance with the conditions of the approval (see Note 14A).

3.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing to such equipment.

B.	Operating leases and other agreements

1.	The premises occupied by the Parent and Kubatronik are leased under two operating agreements that expire in February 2017 and June 2014, respectively.

2.

The Parent has signed several lease and maintenance agreements for production equipment with suppliers of equipment and software. Of such agreements, the main principal agreement expires in January 2015.

3.	Several production machines are leased by Kubatronik under operating agreements which will expire in June 2014.

4.	The Parent's motor vehicles are leased under operating lease agreements, mainly for three-year terms.

5.	Minimum future payments at December 31, 2012 due under the above agreements over the next five years and thereafter are as follows:

	Premises	Other
	leases	agreements
First year	1,077	704
Second year	1,025	476
Third year	975	293
Fourth year	975	212
Fifth year and thereafter	456	109

	4,508	1,794

Payments required under these agreements are charged to expense by the straight-linemethod over the periods of the respective leases.

Expenses recorded under these agreements for the years ended December 31, 2012, 2011,and 2010 were $ 1,183, $1,519, and $1,330, respectively.

C.           Indemnification agreement

The Parent entered into an indemnification agreement with its directors and officers and undertook to enter into the same agreement with future directors and officers, for losses incurred by a director or officer. Such indemnification amount is limited to the lesser of $2,000 or 25% of the Parent's shareholders' equity.

D.           Contingent Liabilities

Environmental Related Matters

On August 25, 2009, the Parent received a notice from the Petach Tikva Municipality claiming that random automatic wastewater samplings in proximity of its plant indicate  high levels of metal concentrations whichexceed the amounts permitted by law.  The Municipality requested an explanation of such alleged violation and further informed the Parent that its environmental department had determined to initiate procedures against any plant that is not in compliance with the permitted concentrations.  On September 16, 2009, the Parent sent a letter to the Municipality explaining that it had invested significant funds andresources each year in order to comply with all environmental legal requirements.  The Parent further indicated that it had been and continued to be engaged in several projects to reduce salt and metal concentrations in its plant wastewater and that it constantly updates its procedures with respect to environmental matters.  In addition, the Parent proposed to collaborate with the Municipality and conduct mutual teststo ensure maximum protection of the environment.  To date, the Parent has not received a response from the Municipality to its letter dated September16, 2009.  If the Parent is found to be in violation of environmental laws, it could be liable for damages and costs of remedial actions and could also be subject to revocation of the permits necessary to conduct its business.  Any such liability or revocation could have a material adverse effect on the Company's  business, financial condition and results of operations.

On May 4, 2010, the Parent received legal notice from the Magistrate's Court thatthe Public Council for the Prevention of Noise and Pollution in Israel (the"Public Council") had filed a lawsuit against it and certain of its directors regarding several alleged environmental damages caused by its release of industrial waste water. On May 3, 2011, the Parent and its directors entered into a settlement agreement with the Public Council.  The settlement agreement recognizes the significant improvement in the quality of the Parent's wastewater and the contribution of the Public Council to this effort.  The Public Council undertook not to take any action (civil, criminal, or administrative) against the Parent and its directors or file any complaint with any regulatory agency regarding the matter for a one year period from the date on which the Court approves the settlement.  The Parent undertook to paythe Public Council NIS 75 ($22) (plus applicable V.A.T.) for its expenses.  On May 4, 2011, the Court approved the settlement agreement and the settlement was given the effect of a judgment.

Employee Related Matters

Three lawsuits were filed against the Parent by an employee and two former employees regarding personal injuries that they allegedly had suffered during their employment with the Parent, seeking financial compensation of approximately $330 for past damages and an additional amount for future lost income, pain and suffering in such amount as the Court may determine. Four other employees notified the Parent that they also allegedly suffered personal injuries during their employment. Of these four employees, one is seeking compensation of $150 and the others did not state their claim amount.  The Parent submitted the claims to its insurance company, which informed the Parent that it is reviewing the statements of claims without prejudicing its rights to deny coverage.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 11 - Shareholders' Equity

Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31	December 31
	2011 and 2012	2012	2011
Number of shares:
Ordinary shares of par value NIS 0.6 each	50,000,000	6,610,107	6,610,107

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,384,318	1,384,318

Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.           Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31
	2012	2011	2010
Customer A - Sales of
manufactured products	17.2%	14.9%	13.7%

B.           Revenues by geographic areas

	Year ended December 31
	2012	2011	2010
Israel	21,965	22,866	17,182
Europe	11,583	13,400	10,119
North America	7,664	5,400	6,623
Rest of the world	4,434	5,164	3,590

	45,646	46,830	37,514

C.           Fixed assets, net by geographic areas

	Year ended December 31
	2012	2011	2010
Israel	8,617	7,233	7,769
Europe	445	503	379
North America	13	10	14

	9,075	7,746	8,162

Financial Expenses, Net	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Financial Expenses, Net
Note 13 - Financial Expenses, Net

	Year ended December 31
	2012	2011	2010
Interest and exchange rate expenses on
long-term loans	126	166	159
Expenses on short-term credit and bank
charges	281	464	342
Effect of exchange rate differences on other
expenses and net loss (gain) from derivative
instruments	137	110	109
Other financing expenses (income), net	(1)	-	(1)

	543	740	609

The Company uses forward contracts and options to manage its foreign exchange rate exposures. Such transactions were not designated as hedging instruments for accounting purposes.

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income

Note 14 - Taxes on Income

A.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law")

1.

One of the Parent's production facilities in Israel qualifies as a "benefited enterprise" in accordance with the Law, as amended in 2005, which provides certain tax benefits to investment programs of an "approved enterprise" or "benefited enterprise." The Parent's benefited enterprise was converted from a previously "approved enterprise" program pursuant to the approval of the Israel Tax Authority that the Parent received in September 2006.  The period of tax benefits for the benefited enterprise has not yet commenced and will expire no later than 2016 (as further discussed below).  In the past certain of the Parent's production facilities were granted approved enterprise status pursuant to the Law; however, the benefit periods for such approved enterprises expired in 2005.

A company that owns a benefited enterprise is eligible for governmental grants,but may elect to receive an alternative package comprised of tax benefits,referred to as the "alternative benefits track."  The tax benefits of a benefited enterprise include lower tax rates or no tax depending on the area and the track chosen, lower tax rates on dividends and accelerated depreciation.  In order to receive benefits in the grant track or the alternative benefit track, the industrial enterprise must contribute to the economic independence of the Israeli economy, be competitive and contribute to the gross local product in one of the manners stipulated in the InvestmentLaw.  Tax benefits would be available, subject to certain conditions(described below), to production facilities that generally derive more than 25% of their annual revenue from export, or that do not derive 75% or more of their annual revenue in a single market.

On September 20, 2006, the Parent received a pre-ruling from the Israeli Tax Authority confirming that its most recent investment program will be deemed a"benefited enterprise" instead of its former "approved enterprise"status.  Pursuant to such pre-ruling, the former approved enterprise status of that investment plan was terminated by the Investment Center.  The benefited enterprise status granted to the Parent'sinvestment program provides for a tax exemption on undistributed earnings derived from the program for two years and a reduced tax rate for the remainde rof the benefit period (see below).  The benefit period with respect to such program has not yet commenced, and will expire no later than 2016.

If, (i) only a part of a company's taxable income is derived from an approvedenterprise or a benefited enterprise, as in the Parent's case; or (ii) acompany owns more than one approved enterprise or benefited enterprise, theresulting effective corporate tax rate of the company represents the weightedcombination of the various applicable rates.  A company owning a "mixed enterprise" (which is a company that derives income from one or moresources in addition to an approved enterprise or benefited enterprise) generally may not distribute a dividend that is attributable only to the approved enterprise or benefited enterprise.

Subject to certain provisions concerning income subject to the alternative benefits track (see below), any distributed dividends are deemed attributable to the entireenterprise, and the effective tax rate represents the weighted combination ofthe various applicable tax rates.  A company may elect to attribute dividends distributed by it only to income not subject to the alternative benefits track.

The tax benefits available to benefited enterprises are: (1) benefited enterprise situated in zone A may choose between (a) limited corporate tax rate of 11.5%;and (b) tax exemption from corporate tax on undistributed income; (2) a benefited enterprises qualified as a "strategic investment" is entitled to a tax exemption; (3) benefited enterprises situated in zone B or elsewhere ("zone C") are entitled to tax exemption on undistributed income for six or two years, respectively, and to beneficial tax rate (25% or less in the case of a qualified foreign investor's company that is at least 49% owned by non-Israeliresidents) for the remainder of the applicable period of benefits.  The Parent's plant is located in zone C.

Dividends paid out of income derived from an approved enterprise or benefited enterprise (or out of dividends received from a company whose income is derived from an approved enterprise or benefited enterprise) are generally subject to withholding tax at the rate of 15% (deductible at source).  The rate of 15% is limited to dividends and distributions out of income derived during the benefits period and actually paid at any time up to 12 years thereafter.  A company which elects the alternative benefits trackwill be subject to corporate tax at the otherwise applicable rate of 25% (or lower in the case of a qualified foreign investor's company which is at least 49% owned by non-Israeli residents) in respect of the gross amount of the dividend if it pays a dividend out of income derived from its approved enterprise or benefited enterprise during the tax exemptionperiod.  Dividends paid to a qualifying non-resident out of the profits of a benefited enterprise subject to 11.5% corporate tax are subject to withholding tax at the rate of 4%.

Subject to certain provisions concerning income subject to the alternative benefits track (see below), any distributed dividends are deemed attributable to theentire enterprise, and the effective tax rate represents the weighte dcombination of the various applicable tax rates.  A company may elect to attribute dividends distributed by it only to income not subject to the alternative benefits track.

The tax benefits available to a benefited enterprise relate only to taxable incomeattributable to that specific enterprise and are contingent upon the fulfillment of the conditions stipulated by the Law and its regulations and theterms of the pre-ruling that the Parent received from the Israeli Tax Authority.  If the Parent fails to comply with these conditions, the tax and other benefits may be discontinued, in whole or in part, and the Parent might be required to pay the monetary equivalent of the tax benefits it received, plus Israeli consumer price index linkage differences and interest A company that qualifies as a foreign investor's company is entitled to further tax benefits relating to its benefited enterprises.  Subject to certain conditions, a foreign investor company is a company more than 25% of whose share capital (in terms of shares, rights to profits, voting andappointment of directors), and of whose combined share and loan capital, is owned, directly or indirectly, by persons who are not residents of Israel.  Such a company with a foreign investment of over 25% will be eligible for an extension of the period of tax benefits for its approved and benefited enterprises (up to ten years) and further tax benefits (a reduced corporate tax rate of 10%- 20%) should the foreign investment reach or exceed 49%.  The rate of 15% applicable to dividends is effective for anunlimited period.  No assurance can be given that the Parent currently qualifies or will qualify in the future as a foreign investor's company.

The termination or substantial reduction of any of the benefits available under the Law could have a material adverse effect on the Parent's future investments inIsrael, and could adversely affect the Parent's results of operations and financial condition.

2.	Amendment to the Law

In December 2010, the Israeli Parliament passed the Law for Economic Efficiencyfor 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Law, effective as of January 1, 2011.  The amendment introduced new benefits for income generated by a "Preferred Company"through its Preferred Enterprise (as such term is defined in the Law).  The new tax benefits (described below) would be available, subject to certain conditions, to production facilities that generally derive more than 25% of their annual revenue from export, or that do not derive 75% or more of their annual revenue in a single market. A "Preferred Company" is defined in the amendment as either (i) a company incorporated in Israel and not wholly- owned by the government or (ii) a partnership (a) that was registered under the Israeli Partnerships Ordinance and (b) all of its partners are companies incorporated in Israel, but not all of them are wholly- owned by the government and such companies or partnerships have, among other conditions, Preferred Enterprise status and are controlled and managed from Israel.

Subject to certain provisions concerning income subject to the alternative.

In accordance with the amendment, a Preferred Company is entitled to a reduced corporate tax rate of 15% with respect to income derived by its Preferred Enterprisein 2011-2012, unless it is located in a certain development zone, in which case the rate will be 10%.  Such corporate tax rate will be reduced to12.5% and 7%, respectively, in 2013-2014 and to 12% and 6% in 2015 and thereafter, respectively.

Under the amendment, dividends distributed out of income attributed to a Preferred Enterprise are subject to withholding tax at source at the rate of 15% (or lower, under an applicable tax treaty).  However, upon the distribution of a dividend to an Israeli company, no withholding tax will beremitted.

The amendment applies to income generated as of January 1, 2011.  Underthe transitional orders of the amendment, the Parent may decide to irrevocably implement the amendment to the Law while waiving benefits provided under the Law as in effect prior to the amendment or to remain subject to the Law as ineffect prior to the amendment.  The Parent may elect to implement the amendment at any time.  The Parent is currently examining the possible effect of the amendment on its financial statements, if at all, and has not yet decided whether to apply the amendment.

B.           Amendmentsto the Income Tax Ordinance

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden(Legislative Amendments) - 2011. According to the law the tax reduction thatwas provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012. The change in the tax rates had no material effect on the financial statements.

C.	Taxation under Inflationary Conditions

The Israeli Income Tax Law (Inflationary Adjustments) - 1985 (hereinafter – "the Inflationary Adjustments Law") is effective from the 1985 tax year. The Inflationary Adjustments Law introduced the concept of measurement of results for tax purposes on a real (net of inflation) basis.  The various adjustments required by the Inflationary Adjustments Law are designed to achieve taxation of income on a real basis. However, the earnings adjusted according to the Inflationary Adjustments Laware not identical to the earnings reported according to the accounting standards. As a result, differences arise between the reported income in the financial statements and the adjusted income for tax purposes.

On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period ofApplication) – 2008 ("the Amendment") was passed by the Knesset. According to the Amendment, the Inflationary Adjustments Law is no longer applicable subsequent to the 2007 tax year, except for the transitional provisions whose objectives are to prevent distortion of the income tax calculations.

In addition, according to the Amendment, commencing in the 2008 tax year, the adjustment of income for the effects of inflation for taxpurposes will no longer be calculated. Additionally, depreciation on protected assets and tax loss carryforwards will no longer be linked to the CPI,subsequent to the 2007 tax year, and the balances that have been linked to the CPI through the end of the 2007 tax year, will be used going forward.

D.	Tax loss carryforwards

As of December 31, 2012, the Parent's tax loss carryforwards were approximately $14.5 million and Kubatronik's tax loss carryforwards were  Euro 973,000 ($1.3 million) for corporate tax and Euro 1.1 million ($1.4 million) for municipal corporate tax.

The Parent and Kubatronik's tax loss carryforwards do not have expiration dates.

E.	Income tax assessments

In Israel, the Parent has received final tax assessments through the 1995 taxyear. Assessments through the 2006 tax year are considered final due to statute of limitations.

Kubatronik and Eltek Europe have received final tax assessments through the 2010 tax year.

The Company's other foreign subsidiaries have not yet received any final tax assessments since their incorporation.

The Parent files its income tax return in Israel, Kubatronik and Eltek Europe file their income tax returns in Germany and Eltek USA files its income tax return in the United States. The Israeli tax returns of the Parent may be audited bythe Israeli Tax Authorities for the tax years beginning in 2008.  The tax returns of Kubatronik and Eltek Europe remain subject to audit for the tax years beginning in 2008, and the tax returns of Eltek USA remain subject to audit for the tax years beginning in 2009.

F.	Profit (Loss) before income tax expense included in the statement of operations

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income tax
expense: Israel	495	1,867	(1,460)
Foreign jurisdictions	(253)	(21)	(356)

Total	748	1,846	(1,816)

G.	Reconciliation of the theoretical income tax expense to the actual income tax expense

Areconciliation of the theoretical income tax expense (benefit), assuming all income(loss) is taxable at the statutory rates applicable in Israel, and the actual income tax expense (benefit), is as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income taxes as
reported in the consolidated
statements of operations	748	1,846	(1,816)

Statutory tax rates	25%	24%	25%

Theoretical tax benefit calculated	187	443	(454)

Differences between the definition
of capital and assets for tax
purposes, goodwill impairment and
other	14	14	(44)

Change in valuation allowance	(148)	669	500
Effective change in corporate tax
rates	-	(1,103)	-
Foreign tax rate differential in
subsidiaries	(1)	8	17

Total	(135)	(412)	473

Income tax expense	52	31	19

H.	Deferred tax assets and liabilities

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of theCompany's deferred tax liabilities and assets are as follows:

	December 31	December 31
	2012	2011
Deferred tax assets:

Tax loss carryforwards (in Israel)	3,885	4,071
Tax loss carryforwards (outside Israel)	485	484
Severance benefits	17	16
Provision for vacation pay	363	315
Allowance for doubtful accounts	24	23

Total gross deferred tax assets	4,774	4,909

Less valuation allowance	(4,052)	(4,200)

Net deferred tax assets	722	709

Deferred tax liabilities:

Fixed assets - differences in depreciation	(722)	(709)

Total gross deferred tax liabilities	(722)	(709)

Net deferred tax assets	-	-

Despite the Company's accumulated profits in Israel during the years ended December 31, 2012 and 2011, the Company recorded a full valuation allowance for deferred tax assets with respect to its net operating losses generated in Israel due to uncertainty about its ability to utilize such losses in the foreseeable future.  Such uncertainty is primarily due to fluctuations of the NIS against the U.S. dollar, which may have an adverse impact on the Company's financial results in such periods, the concentrated risk of a high volume ofrevenue from small number of customers, the fluctuations of the PCB industry and the Company's history of losses. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making this assessment.

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011,was $4,052 and $4,200, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2012, 2011 and 2010, was an increase (decrease) of $(148), $669 and $500, respectively.

I.	Accounting for uncertainty in income taxes

For the twelve-month periods ended December 31, 2012, 2011 and 2010, the Company did not have any unrecognized tax benefits and thus, no interest and penalties related to unrecognized tax benefits were recognized. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Financial Instruments And Risk Management
Note 15 - Financial Instruments and Risk Management

The Company measures its long-term bank loans, net written put option (see Note 1A) at fair value. In accordance with ASC 820-10, the Company's long-term bank loans and foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The net written put option is classified within Level 3 because it is valued using a Binomial model which utilizes significant inputs that are unobservable in the market such as expected stock price volatility, risk-free interest rate and the dividend yield, and remaining period of time the options will be outstanding before they expire.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair-value hierarchy within which those measurements fall:

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2012	2012	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	1,296	1,271	-	1,271	-

Net written put
option	497	497	-	-	497

Total	1,793	1,768	-	1,271	497

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2011	2011	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	2,226	2,102	-	2,102	-

Net written put
option	366	366	-	-	366

Total	2,592	2,468	-	2,102	366

In addition to the above, the Company's financial instruments at December 31, 2012 and 2011, consisted of cash and cash equivalents, bank deposits, trade and other accounts receivable, other current assets, short-term credit provided by financial institutions, and trade and other payables. The carrying amounts of all the aforementioned financial instruments, at face value or cost plus accrued interest, approximate fair value due to the short maturity of these instruments.

The changes in the Company's liabilities measured at fair value using significant unobservable inputs (Level 3), during the years ended December 31, 2012 and 2011 were changes in the fair value of the net written put option charged to financial expense in the Consolidated Statement of Comprehensive Income (Loss) of $135 and $79, respectively, and translation adjustments included in financial income in the Consolidated Statement of Comprehensive Income (Loss) $(9) and $12, respectively.

These Consolidated Financial Statements do not include any nonrecurring fair value measurements relating to assets and liabilities for which the Company has adopted the provisions of ASC Topic 820.

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 16 - Related Party Balances and Transactions

The Company carries out transactions with related party as detailed below.  The Company's principal shareholder is also the principal shareholder of an affiliated supplier. In December 2012, a receiver was appointed for such supplier. The Company's transactions with related party are carried out on an arm's-length basis.
A.           Balances with related parties

	December 31
	2012	2011
Trade accounts payable	1,336	1,046

B.           Transactions with related parties

	Year ended December 31
	2012	2011	2010
Cost of revenues (*)	3,287	2,674	1,963

(*)	The Company's purchases from such supplier accounted for 24.5%, 18.4% and 16.1% of its raw material costs in 2012, 2011 and 2010, respectively.

Organization And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
General

A.           General

Eltek Ltd. ("the Parent") was incorporated in Israel in 1970, and the Parent's shares have been publicly traded on the NASDAQ Capital Market since 1997. Eltek Ltd. and its subsidiaries (see below) are collectively referred to as "the Company".

The Company manufactures, markets and sells custom made printed circuit boards("PCBs"), including high density interconnect, flex-rigid and multi-layered boards.  The principal markets of the Company are in Israel, Europe and North America.

The Company markets its product mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment, as well as to contract electronic manufacturers, among other industries, and its business is subject to numerous risks. The major risks include, but are not limited to, (1) the impact of currency exchange rates (mainly NIS/US$), (2) the Company's success in implementing its sales and manufacturing plans, (3) the impact of competition from other companies, (4) the Company's ability to receive regulatory clearance or approval to market its products or changes in regulatory environment, (5) domestic and global economic conditions and industry conditions, and (6) compliance with environmental laws and regulations. Further, the Company's liquidity position, as well as its operating performance, may be negatively affected by other financial business factors, many of which are beyond its control.

Kubatronik Leiterplatten GmbH

In June 2002, the Parent established a wholly-owned subsidiary, EN-Eltek Netherlands 2002 B.V. ("EN-Eltek"), for the purpose of the acquisition of Kubatronik Leiterplatten GmbH ("Kubatronik").

On June 10, 2002, the Parent acquired 76% of the shares of Kubatronik for the consideration of € 2.6 million ($2.4 million as of the date of acquisition).The acquisition resulted in the recognition of goodwill in the amount of €1.1 million ($1 million as of the date of acquisition) - see Note 5. Goodwill has subsequently been impaired by approximately $1 million and its balance as of December 31, 2012 is $69.

Pursuant to the acquisition agreement, the seller has until December 31, 2014, (at which time the period is automatically extended for additional consecutive two-year periods unless otherwise notified in writing by either party upon at least six months prior notice) the right to require the Parent to purchase ("Put Option"), and the Parent has the right to require the seller to sell tothe Parent ("Call Option") the seller's remaining 24% interest in Kubatronik. In May 2012, the seller exercised his option with respect to 3% of his remaining shares of Kubatronik for approximately Euro 69 ($89) for such shares and reduced his share in Kubatronik from 24% to 21%. The exercise price for the seller's 21% interest in Kubatronik under the Put Option is Euro 483 ($628), and the exercise price for the seller's remaining holdings inKubatronik under the Call Option is Euro 513 ($667). The fair value of the above options is calculated based on the Binomial model. Changes in fair value are recorded in the Consolidated Statement of Operations. See Note 15.

Eltek USA Inc.

In 2007, the Parent established a wholly-owned subsidiary, Eltek USA Inc. for the purpose of sales, promotion and marketing in the North American market. Eltek USA Inc. commenced operations in 2008.

Eltek Europe GmbH

In 2008, the Parent established a wholly-owned subsidiary, Eltek Europe GmbH for the purpose of sales, promotion and marketing to certain customers in Europe.  Eltek Europe GmbH commenced operations in 2009.

Basis Of Presentation

B.           Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America("U.S. GAAP").

The consolidated financial statements include the accounts of the Parent and its subsidiaries.

The Parent sells goods through its subsidiaries that function as distributors.

All intercompany transactions and balances were eliminated in consolidation.

Functional And Reporting Currency

C.           Functional and reporting currency

The Parent's functional currency is the New Israeli Shekel ("NIS"). Transactions denominated in foreign currencies are translated into NIS using the prevailing exchange rates at the date of the transactions.  Gains and losses from the translation of foreign currency transactions are recorded in financial income or expenses.

The Company's reporting currency is the U.S. dollar. Assets and liabilities are translated to the reporting currency using the exchange rate at the end of the year. Revenues and expenses are translated to the reporting currency using the average exchange rate for each quarter. Translation adjustments are reported separately as a component of accumulated other comprehensive income.

Translation Of Foreign Entity Operations

D.          Translation of foreign entity operations

The financial statements of foreign subsidiaries are translated into the Parent's functional currency as follows:

1.	Assets and liabilities are translated according to the exchange rate on the consolidated balance sheet date including goodwill arising from the acquisition of the subsidiary.

2.	Income and expense items are translated according to the weighted average exchange rate on a quarterly basis.

3.	The resulting exchange rate differences are classified as a separate item in shareholders' equity.

Exchange Rates And Linkage Bases

E.           Exchange rates and linkage bases

1.	Balances linked to the Israeli Consumer Price Index ("CPI") are recorded pursuant to contractual linkage terms of the specific assets and liabilities.

2.	Details of the CPI and the representative exchange rates are as follows:

	Israeli	Exchange rate	Exchange rate
	CPI	of one US dollar	of one Euro
	Points	NIS	NIS
For the year ended:
December 31, 2012	219.80	3.733	4.9206
December 31, 2011	216.26	3.821	4.938
December 31, 2010	211.67	3.549	4.738

	%	%	%

Changes during the year ended:
December 31, 2012	1.6	(2.30)	(0.35)
December 31, 2011	2.2	7.66	4.22
December 31, 2010	2.7	(5.99)	(12.94)

Use Of Estimates

F.           Use of estimates

The preparation of the consolidated financial statements in accordance with U.S.GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowance for doubtful accounts, valuation of derivatives, deferred tax assets, inventory, goodwill, put/call options, income tax uncertainties and other contingencies.

Cash Equivalents

G.           Cash equivalents

Cash equivalents are highly-liquid investments which include short-term bank deposits with an original maturity of three months or less from deposit date and which are not restricted by a lien.

Trade Accounts Receivable

H.           Trade accounts receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio.

The allowance for doubtful accounts receivable is calculated on the basis of specific identification of customer balances. The allowance is determined based on management's estimate of the aged receivable balance considered uncollectible, based on historical experience, aging of the receivable and information available about specific customers, including their financial condition and volume of their operations.

The activity in the allowance for doubtful accounts for the three years ended December 31, 2012 is as follows:

	Year ended December 31
	2012	2011	2010
	$ thousands
Opening balance	93	340	347
Additions during the year	1	14	10
Write off of allowance	-	(263)	(20)
Foreign currency translation adjustments	1	2	3

Closing balance	95	93	340

Inventories

I.            Inventories

Inventories are recorded at the lower of cost or market value. Cost is determined on the weighted average basis for raw materials. For work in progress and finished goods, the cost is determined pursuant to calculation of accumulated actual direct and indirect costs.

Assets Held For Employees' Severance Payments

J.           Assets held for employees' severance payments

Assets held for employees' severance payments represent contributions to insurance policies and deposits to a central severance pay fund, and are recorded at their current redemption value.

Fixed Assets

K.           Fixed assets

Fixed assets are stated at cost. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Machinery and equipment	5 - 33
Leasehold improvements	6 - 14
Motor vehicles	15
Office furniture and equipment	6 - 33

Machinery and equipment purchased under capital lease arrangements are recorded at the presentvalue of the minimum lease payments at lease inception.  Such assetsand leasehold improvements are depreciated and amortized respectively, using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

Long-lived assets, such as property, plant, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset groupto its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill

L.           Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified andseparately recognized. Goodwill is reviewed for impairment at least annually.In September 2011, the FASB issued ASU 2011-08, Testing Goodwill forImpairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2011.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, anindication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Company performs its impairment review of goodwill on an annual basis and if a triggering event occurs between annual impairment tests. For 2012, the Company performed a qualitative assessment of goodwill based on avaluation for the Kubatronik, utilizing a forecast of expected cash inflows and cash outflows and determined that the fair value of Kubatronik was lower than  its carrying value. As a result, the Company recorded an impairment loss of $481 in 2012. Based on a similar qualitative assessment of Kubatronik, no impairment loss was recorded for 2011.  See Note 5.

Income Taxes

M.           Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general and administrative expense.

Revenue Recognition

N.           Revenue recognition

The Company recognizes revenue upon shipment of the product and after the customer takes ownership and assumes risk of loss, collection of the corresponding receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable. Commission income is accounted for on the accrual basis.

Earnings (Loss) Per Ordinary Share

O.           Earnings (loss) per ordinary share

Diluted earnings per ordinary share calculation is similar to basic earnings per share except that the weighted average of ordinary shares outstanding is increased to include the number of additional ordinary shares that would have been outstanding if the outstanding options had been exercised, to the extent that these options had a diluted effect. The Company does not presently have such dilutive instruments.

Derivative Financial Instruments

P.           Derivative financial instruments

The Company utilizes derivative financial instruments principally to manage market risks and reduce its exposure resulting from fluctuations in foreign currency exchange rates. The Company holds put/call options with the minority shareholder of Kubatronik for the purchase/sale of the minority holding in Kubatronik (see Note 15). Derivatives and the put/call options are adjusted to fair value through income.

Changes in fair value are recognized in the consolidated statements of operations as a financing item.

The fair value of derivative financial instruments is determined on the basis of their market values or the quotations of financial institutions. In the absence of a market value or financial institution quotation the fair value is determined on the basis of a valuation model.

Concentration Of Credit Risk

Q.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. Cash and cash equivalents are deposited with major financial institutions in Israel, Europe and the United States.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base, and the Company's policy of obtaining credit evaluations of the financial condition of certain customers, requiring collateral or security with respect to certain receivables, or purchase of insurance for certain other receivables.

Commitments And Contingencies

R.           Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair Value Measurements

S.           Fair value measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, thefollowing fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and IFRSs.  The new standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it is already required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The ASU also requires additional disclosures for nonpublic entities to provide quantitative information about significant unobservable inputs used for all Level 3 measurements and a description of the valuation process used. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2011.  The Company adopted the provisions of the ASU in 2012.  The adoption of ASU 2011-04 did not have a material effect on the Company's consolidated financial statements. See Note 15.

Organization And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Exchange Rates And Linkage Bases

	Israeli	Exchange rate	Exchange rate
	CPI	of one US dollar	of one Euro
	Points	NIS	NIS
For the year ended:
December 31, 2012	219.80	3.733	4.9206
December 31, 2011	216.26	3.821	4.938
December 31, 2010	211.67	3.549	4.738

	%	%	%

Changes during the year ended:
December 31, 2012	1.6	(2.30)	(0.35)
December 31, 2011	2.2	7.66	4.22
December 31, 2010	2.7	(5.99)	(12.94)

Activity In The Allowance For Doubtful Accounts

	Year ended December 31
	2012	2011	2010
	$ thousands
Opening balance	93	340	347
Additions during the year	1	14	10
Write off of allowance	-	(263)	(20)
Foreign currency translation adjustments	1	2	3

Closing balance	95	93	340

Fixed Assets Depreciation Rates

%
Machinery and equipment	5 - 33
Leasehold improvements	6 - 14
Motor vehicles	15
Office furniture and equipment	6 - 33

Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents

	December 31
	2012	2011
Denominated in U.S. dollars	431	204
Denominated in NIS	872	196
Denominated in Euro	632	492

	1,935	892

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventories

	December 31
	2012	2011
Raw materials	2,078	2,185
Work-in-process	2,270	1,475
Finished products	896	774

	5,244	4,434

Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Schedule Of Net Fixed Assets

	December 31
	2012	2011
Machinery and equipment	36,424	34,678
Leasehold improvements	8,558	8,149
Motor vehicles	102	99
Office furniture and equipment	1,530	1,481

Fixed assets	46,614	44,407

Accumulated depreciation	(37,539)	(36,661)

Fixed assets less accumulated depreciation	9,075	7,746

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule Of Goodwill

	December 31
	2012	2011
Balance at the beginning of the year	518	530
Increase due to increase in holding	20	-
Impairment on goodwill	(481)	-
Effect of translation adjustments	12	(12)

	69	518

Short-Term Credit And Current Maturities Of Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Credit And Current Maturities Of Long-Term Debt [Abstract]
Schedule Of Short-Term Credit And Current Maturities Of Long-Term Debt

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
In NIS (linked to the Prime rate)	5.25- 7.0	3,774	3,795
In U.S. dollars	3.81- 4.41	110	110
Current maturities of long-term
debt from banks (Note 8)		1,221	951

		5,105	4,856

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Schedule Of Other Current Liabilities

	December 31
	2012	2011
Accrued payroll and related benefits	1,177	1,064
Provision for vacation and other employee benefits	1,642	1,321
Net written put option (Note 1A)	497	366
Accrued expenses	859	1,022
Other liabilities	244	222

	4,419	3,995

Long-Term Debt, Excluding Current Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
Linkage terms
U.S. dollar	1.88- 5	1,133	950
NIS - linked to the CPI	4.5- 6.5	-	57
Euro	2.17- 3	95	554
NIS - linked to the Prime rate	P+ 0.9- P+ 3	980	472
NIS - not linked	7.6- 8.4	-	746

		2,208	2,779
Less - current maturities (banks and others)		(1,480)	(1,175)

		728	1,604

Schedule Of Maturities Of Long-Term Debt

Long-Term
Loan
First year	1,480
Second year	259
Third year and thereafter	469

2,208

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases

	Premises	Other
	leases	agreements
First year	1,077	704
Second year	1,025	476
Third year	975	293
Fourth year	975	212
Fifth year and thereafter	456	109

	4,508	1,794

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Authorized, Issued And Outstanding Share Capital

	Authorized	Issued and outstanding
	December 31	December 31	December 31
	2011 and 2012	2012	2011
Number of shares:
Ordinary shares of par value NIS 0.6 each	50,000,000	6,610,107	6,610,107

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,384,318	1,384,318

Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Customers Who Accounted For Over 10% Of The Total Consolidated Revenues

	Year ended December 31
	2012	2011	2010
Customer A - Sales of
manufactured products	17.2%	14.9%	13.7%

Revenues By Geographic Areas

	Year ended December 31
	2012	2011	2010
Israel	21,965	22,866	17,182
Europe	11,583	13,400	10,119
North America	7,664	5,400	6,623
Rest of the world	4,434	5,164	3,590

	45,646	46,830	37,514

Assets By Geographic Areas

	Year ended December 31
	2012	2011	2010
Israel	8,617	7,233	7,769
Europe	445	503	379
North America	13	10	14

	9,075	7,746	8,162

Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31
	2012	2011	2010
Interest and exchange rate expenses on
long-term loans	126	166	159
Expenses on short-term credit and bank
charges	281	464	342
Effect of exchange rate differences on other
expenses and net loss (gain) from derivative
instruments	137	110	109
Other financing expenses (income), net	(1)	-	(1)

	543	740	609

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income tax
expense: Israel	495	1,867	(1,460)
Foreign jurisdictions	(253)	(21)	(356)

Total	748	1,846	(1,816)

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income taxes as
reported in the consolidated
statements of operations	748	1,846	(1,816)

Statutory tax rates	25%	24%	25%

Theoretical tax benefit calculated	187	443	(454)

Differences between the definition
of capital and assets for tax
purposes, goodwill impairment and
other	14	14	(44)

Change in valuation allowance	(148)	669	500
Effective change in corporate tax
rates	-	(1,103)	-
Foreign tax rate differential in
subsidiaries	(1)	8	17

Total	(135)	(412)	473

Income tax expense	52	31	19

Deferred Tax Assets And Liabilities

	December 31	December 31
	2012	2011
Deferred tax assets:

Tax loss carryforwards (in Israel)	3,885	4,071
Tax loss carryforwards (outside Israel)	485	484
Severance benefits	17	16
Provision for vacation pay	363	315
Allowance for doubtful accounts	24	23

Total gross deferred tax assets	4,774	4,909

Less valuation allowance	(4,052)	(4,200)

Net deferred tax assets	722	709

Deferred tax liabilities:

Fixed assets - differences in depreciation	(722)	(709)

Total gross deferred tax liabilities	(722)	(709)

Net deferred tax assets	-	-

Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2012	2012	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	1,296	1,271	-	1,271	-

Net written put
option	497	497	-	-	497

Total	1,793	1,768	-	1,271	497

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2011	2011	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	2,226	2,102	-	2,102	-

Net written put
option	366	366	-	-	366

Total	2,592	2,468	-	2,102	366

Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
A.           Balances with related parties

	December 31
	2012	2011
Trade accounts payable	1,336	1,046

B.           Transactions with related parties

	Year ended December 31
	2012	2011	2010
Cost of revenues (*)	3,287	2,674	1,963

(*)	The Company's purchases from such supplier accounted for 24.5%, 18.4% and 16.1% of its raw material costs in 2012, 2011 and 2010, respectively.

Organization And Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended			1 Months Ended			8 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2012 Kubatronik [Member]	Jan. 31, 2012 Kubatronik [Member] USD ($)	Jan. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2012 Kubatronik [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2012 Kubatronik [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] EUR (€)
Restructuring Cost and Reserve [Line Items]
Business acquisition date									Jun 10, 2002	Jun 10, 2002
Business acquisition, Percentage acquired							76.00%	76.00%	76.00%	76.00%
Business acquisition, Consideration transferred					$ 89,000	€ 69,000	$ 2,400,000	€ 2,600,000	$ 2,400,000	€ 2,600,000
Business acquisition, Goodwill recognized							1,000,000	1,100,000	1,000,000	1,100,000
Cumulative impairment of goodwill							1,000,000		1,000,000
Impairment on goodwill	481,000								481,000
Goodwill	69,000	518,000	530,000				69,000		69,000
Automatic consecutive extension period for put and call options, years									2 years	2 years
Prior notice cancellation period for put and call options, months									6 months	6 months
Remaining interest of seller, percentage				24.00%			21.00%	21.00%	24.00%	24.00%
Put option aggregate exercise price									628,000	483,000
Call option aggregate exercise price									$ 667,000	€ 513,000
Call option, Exercise notice to sell remaining interest, percentage					3.00%	3.00%
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage	50.00%

Organization And Summary Of Significant Accounting Policies (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Exchange Rate [Line Items]
Israeli CPI Points	219.8	216.26	211.67
Israeli CPI Points, Change in period	1.6	2.2	2.7
US Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.733	3.821	3.549
Exchange rate, Change in period	(2.30%)	7.66%	(5.99%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.9206	4.938	4.738
Exchange rate, Change in period	(0.35%)	4.22%	(12.94%)

Organization And Summary Of Significant Accounting Policies (Activity In The Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Opening balance	$ 93	$ 340	$ 347
Additions during the year	1	14	10
Write off of allowance		(263)	(20)
Foreign currency translation adjustments	1	2	3
Closing balance	$ 95	$ 93	$ 340

Organization And Summary Of Significant Accounting Policies (Annual Rates Of Depreciation Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	15.00%
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	5.00%
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	6.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	6.00%
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	33.00%
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	14.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets depreciation, Annual percentage rate	33.00%

Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,935	$ 892	$ 1,513	$ 1,258
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	431	204
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	872	196
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 632	$ 492

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 2,078	$ 2,185
Work-in-process	2,270	1,475
Finished products	896	774
Total inventories	$ 5,244	$ 4,434

Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Fixed assets	$ 46,614	$ 44,407
Accumulated depreciation	(37,539)	(36,661)
Fixed assets less accumulated depreciation	9,075	7,746	8,162
Depreciation expense	1,772	2,091	2,054
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	36,424	34,678
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	8,558	8,149
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	102	99
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 1,530	$ 1,481

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Balance at the begiinning of the year	$ 518	$ 530
Increase due to increase in holding	20
Impairment on goodwill	(481)
Effect of translation adjustments	12	(12)
Balance at the end of the year	$ 69	$ 518

Short-Term Credit And Current Maturities Of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 5,105	$ 4,856
In NIS (Linked To The Prime Rate) [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	3,774	3,795
Annual interest rate, minimum	5.25%
Annual interest rate, maximum	7.00%
In U.S. Dollars [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	110	110
Annual interest rate, minimum	3.81%
Annual interest rate, maximum	4.41%
Current Maturities Of Long-Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 1,221	$ 951

Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Line Items]
Other current liabilities	$ 4,419	$ 3,995
Accrued Payroll And Related Benefits [Member]
Other Current Liabilities [Line Items]
Other current liabilities	1,177	1,064
Provision For Vacation And Other Employee Benefits [Member]
Other Current Liabilities [Line Items]
Other current liabilities	1,642	1,321
Net Written Put Option [Member]
Other Current Liabilities [Line Items]
Other current liabilities	497	366
Accrued Liabilities [Member]
Other Current Liabilities [Line Items]
Other current liabilities	859	1,022
Other Liabilities [Member]
Other Current Liabilities [Line Items]
Other current liabilities	$ 244	$ 222

Long-Term Debt, Excluding Current Maturities (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Creditor Bank One [Member] USD ($)	Dec. 31, 2012 Creditor Bank One [Member] Financial Covenant During 2013 [Member] USD ($)	Dec. 31, 2012 Creditor Bank One [Member] Financial Covenant During 2016 [Member] USD ($)	Dec. 31, 2012 Creditor Bank Two [Member] USD ($)	Dec. 31, 2012 Creditor Bank Two [Member] ILS
Capital leases	$ 650,000	$ 330,000
Minimum shareholder's equity to be maintained under debt covenants			2,100,000	2,600,000	4,200,000	2,600,000	10,000,000
Ratio of shareholders' equity to total assets required to be maintained under debt covenants			9.00%	12.00%	20.00%	11.00%	11.00%
Minimum EBITDA required to be maintained under debt covenant			$ 3,000,000	$ 3,400,000	$ 4,000,000
Debt service ratio required to be maintained under debt covenants			1.5	1.5	1.5

Long-Term Debt, Excluding Current Maturities (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 2,208	$ 2,779
Less - current maturities	(1,480)	(1,175)
Long-term debt, excluding current maturities	728	1,604
U.S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,133	950
Annual interest rate, minimum	1.88%
Annual interest rate, maximum	5.00%
NIS - Linked To The CPI [Member]
Debt Instrument [Line Items]
Long-term debt		57
Annual interest rate, minimum	4.50%
Annual interest rate, maximum	6.50%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	95	554
Annual interest rate, minimum	2.17%
Annual interest rate, maximum	3.00%
In NIS (Linked To The Prime Rate) [Member]
Debt Instrument [Line Items]
Long-term debt	980	472
Annual interest rate, minimum	5.25%
Annual interest rate, maximum	7.00%
Annual interest rate above prime, minimum	0.90%
Annual interest rate above prime, maximum	3.00%
NIS - Not Linked [Member]
Debt Instrument [Line Items]
Long-term debt		$ 746
Annual interest rate, minimum	7.60%
Annual interest rate, maximum	8.40%

Long-Term Debt, Excluding Current Maturities (Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Excluding Current Maturities [Abstract]
First year	$ 1,480	$ 1,175
Second year	259
Third year and onwards	469
Total long-term debt	$ 2,208	$ 2,779

Employee Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Severance Benefits [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Unfunded liability for employee severance payments, period expense	$ 57	$ 102	$ 157

Commitments And Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 04, 2011	Dec. 31, 2012 USD ($) employee lawsuit item	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Other Employees [Member] USD ($) employee
Number of premises operating leases		2	2
Term of leases of motor vehicles		3 years	3 years
Operating leases expense		$ 1,183		$ 1,519	$ 1,330
Indemnification agreement limit		2,000
Indemnification agreement limit as a percentage of shareholders' equity		25.00%	25.00%
Period following settlement during which Public Council may not take action against Parent	1 year
Payment of settlement		22	75
Number of lawsuits		3	3
Number of current employees filing lawsuits		1	1			4
Number of former employees filing lawsuits		2	2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 330				$ 150

Commitments And Contingent Liabilities (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises Leases [Member]
First year	$ 1,077
Second year	1,025
Third year	975
Fourth year	975
Fifth year and thereafter	456
Total minimum future payments	4,508
Other Agreements [Member]
First year	704
Second year	476
Third year	293
Fourth year	212
Fifth year and thereafter	109
Total minimum future payments	$ 1,794

Shareholders' Equity (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Shareholders' Equity [Abstract]
Ordinary shares, par value		0.6		0.6
Number of shares, Authorized	50,000,000	50,000,000	50,000,000	50,000,000
Number of shares, Issued	6,610,107	6,610,107	6,610,107	6,610,107
Number of shares, Outstanding	6,610,107	6,610,107	6,610,107	6,610,107
Ordinary shares, Amount	$ 1,384,318		$ 1,384,318

Revenues (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Customer A - Sales of manufactured products	17.20%	14.90%	13.70%

Revenues (Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 45,646	$ 46,830	$ 37,514
Israel [Member]
Revenues	21,965	22,866	17,182
Europe [Member]
Revenues	11,583	13,400	10,119
North America [Member]
Revenues	7,664	5,400	6,623
Rest Of The World [Member]
Revenues	$ 4,434	$ 5,164	$ 3,590

Revenues (Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed assets, net	$ 9,075	$ 7,746	$ 8,162
Israel [Member]
Fixed assets, net	8,617	7,233	7,769
Europe [Member]
Fixed assets, net	445	503	379
North America [Member]
Fixed assets, net	$ 13	$ 10	$ 14

Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Expenses, Net [Abstract]
Interest and exchange rate expenses on long-term loans	$ 126	$ 166	$ 159
Expenses on short-term credit and bank charges	281	464	342
Effect of exchange rate differences on other expenses and net loss (gain) from derivative Instruments	137	110	109
Other financing expenses (income), net	(1)		(1)
Financial expenses, net	$ 543	$ 740	$ 609

Taxes On Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Kubatronik [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2012 Kubatronik [Member] Municipal [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] Municipal [Member] EUR (€)	Dec. 31, 2012 Zone B [Member]	Dec. 31, 2012 Zone C [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Minimum percentage of annual revenue from export	25.00%
Maximum percentage of annual revenue derived in single market	75.00%
Limited corporate tax rate	11.50%
Tax exemption period on undistributed income, years								6 years	2 years
Maximum beneficial tax rate for qualified foreign companies	25.00%
Minimum non-Israeli equity ownership percentage for qualified foreign companies	49.00%
Withholding tax on dividends and distributions out of income	15.00%
Maximum period for which tax is applicable	12 years
Withholding tax on dividends and distributions out of income for qualifying non-residents	4.00%
Minimum percentage of share capital owned of foreign investor companies by non-residents	25.00%
Maximum extension of period of tax benefits for foreign investor companies	10 years
Reduced corporate tax rate if foreign investment ownership threshold is reached or exceeded										10.00%	20.00%
Preferred company, minimum percentage of annual revenue from export	25.00%
Preferred company, maximum percentage of annual revenue derived in single market	75.00%
Reduced corporate tax rate in current and next fiscal year	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone	10.00%
Reduced corporate tax rate in fiscal years two and three after current year	12.50%
Reduced corporate tax rate in fiscal years two and three after current year if located in certain development zone	7.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year	12.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year if located in certain development zone	6.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	15.00%
Statutory company tax rate in next fiscal year	25.00%
Tax loss carryforwards	$ 14,500			$ 1,300	€ 973	$ 1,400	€ 1,100
Valuation allowance for deferred tax assets	4,052	4,200
Net change in deferred tax asset valuation allowance	$ (148)	$ 669	$ 500

Taxes On Income (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total profit (loss) before income tax expense	$ 748	$ 1,846	$ (1,816)
Israel [Member]
Total profit (loss) before income tax expense	495	1,867	(1,460)
Foreign Jurisdictions [Member]
Total profit (loss) before income tax expense	$ 253	$ (21)	$ (356)

Taxes On Income (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Profit (loss) before income taxes as reported in the consolidated statements of operations	$ 748	$ 1,846	$ (1,816)
Statutory tax rates	25.00%	24.00%	25.00%
Theoretical tax benefit calculated	187	443	(454)
Differences between the definition of capital and assets for tax purposes, goodwill impairment and other	14	14	(44)
Change in valuation allowance	(148)	669	500
Effective change in corporate tax rates		(1,103)
Foreign tax rate differential in subsidiaries	(1)	8	17
Total	(135)	(412)	473
Income tax expense	$ 52	$ 31	$ 19

Taxes On Income (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Tax loss carryforwards (in Israel)	$ 3,885	$ 4,071
Tax loss carryforwards (outside Israel)	485	484
Severance benefits	17	16
Provision for vacation pay	363	315
Allowance for doubtful accounts	24	23
Total gross deferred tax assets	4,774	4,909
Less valuation allowance	(4,052)	(4,200)
Net deferred tax assets	722	709
Fixed assets - differences in depreciation	(722)	(709)
Total gross deferred tax liabilities	(722)	(709)
Net deferred tax assets

Financial Instruments And Risk Management (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in the fair value of the net written put option	$ 135	$ 79
Currency translation adjustments included in financial income	(9)	12
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	1,296	2,226
Net written put option	497	366
Total liabilities	1,793	2,592
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	1,271	2,102
Net written put option	497	366
Total liabilities	1,768	2,468
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt
Net written put option
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	1,271	2,102
Total liabilities	1,271	2,102
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net written put option	497	366
Total liabilities	$ 497	$ 366

Related Party Balances And Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Balances And Transactions [Abstract]
Trade accounts payable	$ 1,336		$ 1,046
Cost of revenues	$ 3,287	[1]	$ 2,674	[1]	$ 1,963	[1]
Percentage of raw material costs	24.50%		18.40%		16.10%

[1]	The Company's purchases from such supplier accounted for 24.5%, 18.4% and 16.1% of its raw material costs in 2012, 2011 and 2010, respectively.